Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%	6.52%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.61%	3.81%	5.65%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.82%	1.32%	3.20%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.72%	1.79%	3.26%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	3.98%	5.50%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.18%	5.02%	6.44%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.57%	4.41%	5.80%